Inventories (Tables)	12 Months Ended
Dec. 31, 2021
Inventory Disclosure [Abstract]
Schedule of Inventory, Net of Write-Downs
Inventory, net of write-downs, as of December 31, 2021 and 2020 were as follows (in thousands):

	As of December 31,
	2021	2020
Raw materials	$1,544	$1,123
Work in-process	2,447	1,337
Finished goods	94	195

Total inventory, net	$4,085	$2,655